RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended				12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Credit facility USD ($)	Dec. 31, 2013 Gaochuangte USD ($)	Dec. 31, 2013 Gaochuangte CNY	Dec. 31, 2012 Gaochuangte USD ($)	Dec. 31, 2012 Gaochuangte CNY	Dec. 31, 2013 Dr. Shawn Qu USD ($)	Dec. 31, 2012 Dr. Shawn Qu USD ($)	Dec. 31, 2013 Dr. Shawn Qu Credit facility Chinese Commercial Banks USD ($)	Dec. 31, 2013 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY	Dec. 31, 2012 Dr. Shawn Qu Credit facility Chinese Commercial Banks USD ($)	Dec. 31, 2012 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY	Dec. 31, 2011 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY	Dec. 31, 2013 Dr. Shawn Qu Credit facility Financial institutions CNY
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party	$ 4,688,692	$ 9,977,177			$ 4,688,692		$ 9,977,177
Percentage of ownership interest					40.00%	40.00%	40.00%	40.00%
Amount due to related party	19,871,718	5,036,642			19,510,879		4,753,451		360,839	283,191
Maturity term of credit facility											1 year	1 year	1 year	1 year		1 year
Maximum borrowing capacity				1,036,308,271							308,200,000	1,866,000,000		1,001,000,000	1,520,000,000	25,000,000
Loan from related party									13,000,000
Rate of interest (as a percent)									4.27%
Repayment of interest amount of loan from related party									241,729
Outstanding borrowing									0
Amounts drawn down											30,167,927		66,349,563
Revenue from sale of solar modules	16,390,032	10,513,212	19,674,164		16,390,032	100,879,336	10,513,212	66,520,343
Amount paid for EPC services					$ 72,488,671	448,791,858	$ 2,066,288	12,987,653